EQUITY (Schedule of Amounts Outstanding Under Employee Share Incentive Plan) (Details)	12 Months Ended
	Dec. 31, 2025 Share ₪ / shares	Dec. 31, 2024 Share ₪ / shares	Dec. 31, 2023 Share ₪ / shares
Number of options
Outstanding at beginning of year	141,634,245
Outstanding at end of year	311,967,000	141,634,245
Weighted average exercise price (in NIS)
Outstanding at end of year | ₪ / shares	₪ 0.1
Employees and Directors [Member]
Number of options
Outstanding at beginning of year	141,634,245	150,429,825	89,871,858
Granted	212,760,000	23,190,000	64,855,380
Expired	(24,310,920)	(3,825,990)	(1,379,640)
Forfeited	(18,116,325)	(27,389,565)	(2,424,535)
Exercised	0	(770,025)	(493,238)
Outstanding at end of year	311,967,000	141,634,245	150,429,825
Exercisable at end of year	81,825,600	88,080,600	51,970,635
Weighted average exercise price (in NIS)
Outstanding at beginning of year | ₪ / shares	₪ 0.32	₪ 0.32	₪ 0.44
Granted | ₪ / shares	0.01	0.2	0.18
Expired | ₪ / shares	0.25	0.53	0.68
Forfeited | ₪ / shares	0.25	0.23	0.21
Exercised | ₪ / shares	0	0.14	0.22
Outstanding at end of year | ₪ / shares	0.12	0.32	0.32
Exercisable at end of year | ₪ / shares	₪ 0.39	₪ 0.4	₪ 0.54